Subsequent Events - Additional Information (Detail) $ in Millions		3 Months Ended	12 Months Ended
	Apr. 05, 2018	Mar. 31, 2018 USD ($)	Dec. 31, 2017	Feb. 05, 2018
Revenue from Copa Airlines' flights to Venezuela [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of consolidated revenue			5.00%
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of days flights between Panama and Venezuela cancelled	90 days
Subsequent event [member] | Central Bank of Venezuela [member]
Disclosure of non-adjusting events after reporting period [line items]
Foreign exchange rate on first auction				25,000.0
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-vested stock, number of awards approved		3
Non-vested stock, grant		39,761
Estimated compensation cost		$ 5.4
Estimated compensation cost for next year		$ 2.5
Non-vested stock, vesting period		Vest over a period of three to five years